Loan Receivable - Carrying Value of Term Loan Facility (Parenthetical) (Detail)	Dec. 31, 2012	Oct. 19, 2012
Noncancelable Obligations Future Minimum Payments Due [Line Items]
Percentage of interest on term loan facility	15.00%	15.00%